FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and expenses

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Financial income:
In respect of cash and investments in bank deposits and marketable securities*	$713	$359	$93
Other	134	95	151
	$847	$454	$244
Financial expenses:
Convertible notes*	$—	$—	$393
Short-term bank loan	259	364	316
Lease liabilities	303	279	—
Short-term shareholders’ loans	—	—	85
Credit card and bank clearance and other fees	670	432	359
Exchange rate differences	83	158	8
	$1,315	$1,233	$1,161
Gain on derivative financial instruments:
Gain on revaluation to fair value of the warrants embedded in the convertible notes, which were fully repaid on February 28, 2018	$—	—	96
Gain on revaluation to fair value of warrants**	—	442	2,337
	$—	$442	$2,433

*Including the effect of changes in the exchange rate of the NIS against the dollar.

**The Viola Warrants were issued to the Viola Growth II A.V. LP, Viola Growth II (A) LP and Viola Growth II (B) LP (collectively, "Viola") as part of a private placement in August 2015 and January 2016. The Warrants (Series 4) were issued to the public as part of a rights offering in December 2015. Both warrants expired on May 4, 2019. The above derivatives had an exercise price that was denominated in NIS, a currency different than the functional currency of the Company and as a result were accounted for as a derivative financial instrument measured at fair value through profit or loss on each reporting date and constitute a liability. The Company believed that there was no active market for the traded Warrants (Series 4) primarily due to an ongoing gradual decline in the frequency and volume of trading in such warrants with significant variance in the transactions prices of the warrants without a corresponding material change in the share price, and often with a negative correlation between the change in the share price and the change in the warrants price. Consequently, the Company estimated the fair value of the Viola Warrants and the Warrants (Series 4), based on observable market data, directly or indirectly, based on the binomial model and based on relevant parameters of the terms of the Viola Warrants and the Warrants (Series 4).